INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory income tax rate			34.00%	34.00%
Expiration year			2037
Net operating loss for income taxes purposes			$ 1,481,000
Income taxes expense				$ 21,927
Valuation allowance			420,695	$ 43,904
Increase in valuation allowance			$ 377,000
Corporate tax rate, Description			The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%.
United States loss before income taxes, Description

United States loss before income taxes is $1,433,074, which will not be included in the Company’s consolidated income tax return, because the Company owns only 60% of GenExosome. The U.S. tax law requires 80% ownership to consolidate.

Penalty			$ 10,000